CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Treasury Stock	Receivables from shareholders	Accumulated other comprehensive (loss)/income	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2018	$ 11	$ 16,079		$ (10)	$ (1,973)	$ (55,085)	$ (40,978)
Beginning Balance (in shares) at Dec. 31, 2018	221,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(70,477)	(70,477)
Foreign currency translation					(428)		(428)
Deemed dividend to convertible preferred shareholders		(3,430)					(3,430)
Share-based compensation		5,220					5,220
Ending Balance at Dec. 31, 2019	$ 11	17,869		(10)	(2,401)	(125,562)	(110,093)
Ending Balance (in shares) at Dec. 31, 2019	221,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(66,912)	(66,912)
Subscription contributions from shareholders				$ 10			10
Foreign currency translation					2,882		2,882
Share-based compensation		9,446					9,446
Ending Balance at Dec. 31, 2020	$ 11	27,315			481	(192,474)	(164,667)
Ending Balance (in shares) at Dec. 31, 2020	221,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance	$ 2	904,730					904,732
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)	45,076,479
Issuance of ordinary shares prior to Initial Public Offering	$ 1	199,999					200,000
Issuance of ordinary shares prior to Initial Public Offering (in shares)	16,026,282
Conversion of redeemable preferred shares	$ 14	333,653					333,667
Conversion of redeemable preferred shares (in shares)	278,163,799
Issuance of ordinary shares reserved for equity incentive plan	$ 1		$ (1)
Issuance of ordinary shares reserved for equity incentive plan (in shares)	10,000,000		(10,000,000)
Repurchase of ordinary shares			$ (53,645)				(53,645)
Repurchase of ordinary shares (in share)			(7,008,269)
Exercise of share option		(5,646)	$ 6,716				$ 1,070
Exercise of share option (in shares)			5,403,461				5,403,461
Net loss						(175,424)	$ (175,424)
Fair value change of long-term investment					357		357
Foreign currency translation					1,482		1,482
Share-based compensation		66,089					66,089
Ending Balance at Dec. 31, 2021	$ 29	$ 1,526,140	$ (46,930)		$ 2,320	$ (367,898)	$ 1,113,661
Ending Balance (in shares) at Dec. 31, 2021	571,246,560		(11,604,808)